Income Taxes - Summary of Income Before Income Tax Domestic And Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (759,954)	$ (214,447)
Total loss from operations before income taxes	$ (759,954)	$ (214,447)